Capital and Reserves - Summary of Share Capital (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary B Shares [member]
Disclosure of classes of share capital [line items]
On issue at Ending of the period - fully paid	664,605,000
Preference C Shares [member]
Disclosure of classes of share capital [line items]
On issue at Beginning of the period	252,176,369
Issued during the year		24,796,225	227,380,145
On issue at Ending of the period - fully paid	293,188	252,176,369
Ordinary shares [member] | Ordinary A Shares [member]
Disclosure of classes of share capital [line items]
Authorized	10,000,000,000	10,000,000,000
On issue at Beginning of the period	135,136,000	135,136,000
On issue at Ending of the period - fully paid	135,136,000	135,136,000	135,136,000
Ordinary shares [member] | Ordinary B Shares [member]
Disclosure of classes of share capital [line items]
Authorized	11,000,000,000	11,000,000,000
On issue at Beginning of the period	664,605,000	664,605,000
Issued during the year	17,206,000
On issue at Ending of the period - fully paid	681,811,000	664,605,000	664,605,000
Preference shares [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Authorized	10,000,000,000	10,000,000,000
On issue at Beginning of the period	252,065,000	227,380,000
Issued during the year	41,012,000	24,796,000
On issue at Ending of the period - fully paid	293,077,000	252,065,000	227,380,000
On issue at Ending of the period - fully paid		252,176,000
Preference shares [member] | Preference G1 Shares [member]
Disclosure of classes of share capital [line items]
Authorized	50,000,000
On issue at Beginning of the period	0
Issued during the year	10,150,000
On issue at Ending of the period - fully paid	10,150,000	0